FINANCIAL INSTRUMENTS - Summary of Net Debt to Equity Ratio (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 ARS ($)	Dec. 31, 2021 ARS ($)	Dec. 31, 2020 ARS ($)	Dec. 31, 2019 ARS ($)
Disclosure of detailed information about financial instruments [abstract]
Debt	$ 20,770,363	$ 4,891,540
Cash and current investment	4,910,914	10,267,644
Net debt	15,859,449	(5,376,104)
Shareholders' Equity	$ 115,947,237	$ 141,244,709	$ 133,459,326	$ 117,394,168
Net debt-to-equity ratio and shareholders’ equity	0.14	(0.04)